Payroll and Related Benefits - Summary of Number of Full Time Equivalents (Detail) - Employees	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	171,915	172,776	182,915
Parent [member]
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	204	180	215
Other subsidiaries [member]
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	171,711	172,596	182,700